Income Taxes - Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Financial statement allowance for loan losses in excess of tax allowance	$ 8,191	$ 8,330
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,723)	(1,650)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,010	908
Writedown of other real estate not deductible for income tax purposes until sold	1,024	1,586
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	421	2,666
Miscellaneous	728	77
Total deferred tax assets	$ 9,171	$ 11,437